        As filed with the Securities and Exchange Commission on July 29, 2008

                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526


--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.                           [ ]
                                              --


                  Post-Effective Amendment No. 131                      [X]
                                               ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


                  Amendment No. 133                                     [X]
                                ---


                               THE COVENTRY GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------

                             Michael V. Wible, Esq.
                               Thompson Hine LLP
                        10 West Broad Street, Suite 700
                               Columbus, OH 43215

                             ----------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------

                               Jennifer Millenbaugh
                         Citi Fund Services Ohio, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

It is proposed that this filing will become effective (check appropriate box)

    / / immediately upon filing pursuant to paragraph (b)


    /X/ on August 1, 2008 pursuant to paragraph (b)


    / / 60 days after filing pursuant to paragraph (a)(1)

    / / on (date) pursuant to paragraph (a)(1)


    / / on 75 days after filing pursuant to paragraph (a)(2)


    / / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

   / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   QUESTIONS?
                           Call 1-866-343-9178 or your
                           investment representative.



                                 THE GENDEX FUND


                                    --------


                         PROSPECTUS DATED AUGUST 1, 2008



                                    --------

                                THRASHER CAPITAL
                                 MANAGEMENT, LLC
                               Investment Adviser

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                                   CONTRARY IS
                               A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS




                                [SCALES]      RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------------------------
Carefully review this                            3   The GendeX Fund
important section for a
summary of the Fund's
investments, risks and fees.

                                [MAGNIFYING   INVESTMENT OBJECTIVE AND STRATEGIES
                                GLASS]
--------------------------------------------------------------------------------------------------
This section contains details                    7   The GendeX Fund
on the Fund's investment                         8   Investment Risks
strategies and risks.

                                [BOOK]        SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------------------------
Consult this section to obtain                  10   Classes of Shares
details on how shares are                       11   Pricing of Fund Shares
valued, how to purchase, sell                   12   Purchasing and Adding to Your Shares
and exchange shares, related                    14   Selling Your Shares
charges and payments of                         16   Distribution Arrangements/Sales Charges
dividends.                                      18   Dividends, Distributions and Taxes

                                [LINE GRAPH]  FUND MANAGEMENT
--------------------------------------------------------------------------------------------------
Review this section for                         20   The Investment Adviser
details on the people and                       20   Portfolio Manager/Investment Committee
organizations who oversee the                   21   The Distributor and Administrator
Fund and its investments.

                                [HAND ICON]   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------
Review this section for                         22   The GendeX Fund
details on the selected
financial statements of the
Fund.

[SCALES ICON] RISK/RETURN SUMMARY AND FUND EXPENSES





                      RISK/RETURN SUMMARY OF THE FUND

INVESTMENT OBJECTIVE  The Fund's investment objective is long-term growth consistent with capital preservation.

PRINCIPAL             Under normal circumstances, the Fund will invest primarily
INVESTMENT STRATEGIES in a diversified portfolio of equity securities of companies that trade on U.S. and foreign exchanges and that have a reasonable expectation of producing above average returns. Equity securities include common and preferred stock, convertible securities, open-end and closed-end funds, depositary receipts and warrants and rights to buy common stocks.

                      The Fund's investments and research process are guided by the contours of the adviser's proprietary Demographic Convergence Thesis. The Demographic Convergence Thesis seeks to capitalize on two simultaneous trends: the Baby Boomer generation's increased life expectancy, an elongated career life cycle and its member's propensity to emulate younger lifestyles, while at the same time Generations X and Y have gained more access to capital and have become more financially mature at ever decreasing ages. The Fund seeks to invest in those industries, sectors and specific companies that are uniquely positioned to take advantage of this lifestyle convergence. The Demographic Convergence phenomenon can be witnessed across the broad economic landscape. Therefore, the Fund's investments will not be limited by industry, sector or market capitalization, and the Fund's investment philosophy is based upon recognizing and capitalizing on emerging trends and stock specific opportunities ahead of the broader market.

                      Thrasher Capital Management, LLC (the "Adviser"), the Fund's investment adviser, purchases securities that it believes are undervalued based on a proprietary combination of fundamental and technical analysis. The Adviser takes into consideration certain macro, industry-specific, and stock-specific factors prior to making any investment.

PRINCIPAL             Because the value of the Fund's investments will fluctuate
INVESTMENT RISKS      with market conditions, so will the value of your
                      investment in the Fund. You could lose money on your investment, or the Fund could underperform other investments. The Fund may invest in companies of any capitalization. The earnings and prospects of smaller companies are more volatile than those of larger companies, and smaller companies may experience higher failure rates than do larger companies. In addition, the securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

                      The Fund also invests in foreign securities. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, as well as adverse political, social and economic developments affecting a foreign country.

RISK/RETURN SUMMARY AND FUND EXPENSES




                      If the Fund invests in another investment company, such as an open-end or closed-end fund, shareholders in the Fund will bear not only the Fund's direct fees and expenses, but also the fees and expenses charged by the underlying investment company.

WHO MAY               Consider investing in the Fund if you are:
WANT TO INVEST?         - investing for a long-term goal (five year or longer
                          investment horizon)

                        - looking to add a growth component to your portfolio

                        - willing to accept higher risks of investing in the
                          stock market in exchange for potentially higher long term returns

                      This Fund will not be appropriate for someone:

                        - seeking monthly income

                        - pursuing a short-term goal or investing emergency
                          reserves

                        - seeking safety of principal


FUND PERFORMANCE      Because the Fund does not have a full calendar year of
                      investment operations as of the date of this prospectus, performance information is not presented.

RISK/RETURN SUMMARY AND FUND EXPENSES



This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                FEES AND EXPENSES



  SHAREHOLDER FEES                                              INVESTOR        INSTITUTIONAL
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       CLASS              CLASS

 --------------------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on purchases                    None               None
 --------------------------------------------------------------------------------------------

 Maximum deferred sales charge (load) as a % of the lesser
 of Original Purchase Price or Redemption Proceeds                   None               None
 --------------------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on reinvested dividends         None               None
 --------------------------------------------------------------------------------------------

 Redemption fees(1)                                                 2.00%               None
 --------------------------------------------------------------------------------------------

 Monthly Account Maintenance Fee(2)                           $     2.00                None
 --------------------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND
 ASSETS)
 --------------------------------------------------------------------------------------------

 Management Fees                                                    1.00%              1.00%
 --------------------------------------------------------------------------------------------

 Distribution and Service (12b-1) Fees                              0.00%              0.00%
 --------------------------------------------------------------------------------------------

 Other Expenses                                                154.00%(3)         154.00%(4)
 --------------------------------------------------------------------------------------------

 Acquired Fund Fees and Expenses                                    0.08%           0.08%(4)
 --------------------------------------------------------------------------------------------

 Total Fund Operating Expenses(5)                                 155.08%            155.08%
 --------------------------------------------------------------------------------------------

 Fee Waiver and/or Expense Reimbursement(6)                     (153.50)%          (154.00)%
 --------------------------------------------------------------------------------------------

 Net Expenses(5,6)                                                  1.58%              1.08%

  -------------------------------------------------------------------------------------------




(1.) Charged on the total value of shares redeemed within 12 months of purchase.
     Certain exemptions may apply. Please see "Selling Your Shares -- Redemption Fees" for more information.
(2.) A monthly account maintenance fee will be charged for all accounts below
     $2,500.

(3.) Other Expenses are estimated.


(4.) Institutional Class Shares have not yet commenced operations, therefore
     "Other Expenses" and "Acquired Fund Fees and Expenses" are estimated.


(5.) The Total Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus), in part, because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies ("Acquired Funds"). Excluding the indirect costs of investing in Acquired Funds, Total Fund Operating Expenses would be 155.00% and Net Expenses would be 1.50% for Investor Class Shares and Total Fund Operating Expenses would be 155.00% and Net Expenses would be 1.00% for Institutional Class Shares.




(6.) The Adviser has contractually agreed until August 1, 2009 to waive fees and/or reimburse the Fund certain expenses (excluding extraordinary expenses, brokerage costs, Acquired Fund Fees and Expenses, interest, taxes and dividends) to the extent necessary to maintain the Net Expenses for Investor Class and Institutional Class Shares at 1.50% and 1.00%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. The addition of certain non-waivable expenses may cause the Fund's Net Expenses to exceed the maximum amount of 1.50% for Investor Class Shares and 1.00% for Institutional Class Shares agreed to by the Investment Adviser.

RISK/RETURN SUMMARY AND FUND EXPENSES




Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:




                                 EXPENSE EXAMPLE



                         1        3
                       YEAR     YEARS
 Investor Class        $161    $10,503

 -


 Institutional
 Class                 $110    $10,502
 -----------------------------------





  - $10,000 investment

  - 5% annual return

  - redemption at the end of each period

  - no changes in the Fund's operating expenses

  - reinvestment of dividends and distributions



Because this example is hypothetical and for comparison purposes only, your actual costs will be different.



In the Example above, the expense of investing in the Fund after three years exceeds the assumed initial investment of $10,000. This is because expenses for periods beyond one year assume that the current expense limitation agreement expires and is not renewed. However, if the expense limitation agreement is renewed, the expense of investing in the Fund would be substantially lower.

[LINE GRAPH ICON] INVESTMENT OBJECTIVE AND STRATEGIES



THE GENDEX FUND

INVESTMENT OBJECTIVE

The Fund's investment objective is long term growth consistent with capital preservation.

POLICIES AND STRATEGIES

The Fund seeks to produce consistent returns over a full market cycle as compared to major market indices, such as the Standard & Poor's 500 Index, Dow Jones Industrial Average and the Russell 2000 Index. The Fund invests in domestic and international equity securities.

In managing the Fund, the Adviser utilizes both fundamental and technical analysis. The Adviser analyzes a company's fundamentals including, among other factors, potential price appreciation; projected earnings growth; profit margins; price/earnings ratios and the growth of discretionary cash flow; and the economic, financial and political circumstances of a particular market in order to determine what structural shifts along with potential market catalysts could bring about trend acceleration or directional changes. The Adviser uses this analysis to identify companies that:

- have a history of, or potential for, strong earnings growth

- could generate earnings which may beat analysts expectations

- have experienced recent fundamental changes in their industry or business that could lead to dramatically improved future earnings

- have market power in their industries

- have management who hold a substantial equity stake in the company and who have a record of prior accomplishment

- have substantial consensus support

- are in a business sector which has substantial barriers to entry due to a superior product, technology or a loyal customer base

- are positioned in an industry or business that will lead to increased or sustained Demographic Convergence

Once the Adviser identifies a company in which it wishes to invest Fund assets, the Adviser may use technical analysis to determine when to purchase or sell a given security. Technical analysis is of particular importance in establishing entry or exit points for positions and in evaluating the extent to which the market price reflects a security's underlying value.

The investment objective of the Fund may be changed without shareholder approval; however, you will be given advance notice of any changes.

INVESTMENT OBJECTIVE AND STRATEGIES



POLICIES AND STRATEGIES
CONTINUED

The Fund's annual portfolio turnover rate may exceed 100%. A high portfolio turnover rate will result in additional transaction costs, such as brokerage commissions or mark-ups or mark-downs. Payment of these transactions costs reduces total return. In addition, high portfolio turnover may result in the distribution to shareholders of additional capital gains (or losses) for tax purposes. Distributions to shareholders of short-term capital gains are taxable at ordinary income rates.

Due to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies. For example, the Fund may hold all or a portion of its assets in money market instruments (including short-term debt obligations of the U.S. Government, its agencies or instrumentalities), money market funds or repurchase agreements. If the Fund invests in shares of a money market fund or other investment company, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.



INVESTMENT RISKS

RISK FACTORS:

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

Generally, the Fund will be subject to the following risks:
MARKET RISK. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

SMALLER COMPANY RISK. The Fund may invest in smaller capitalization companies (that is, companies with market capitalizations of $1 billion or less). The earnings and prospects of smaller companies are more volatile than those of larger companies. Smaller companies also may experience higher failure rates than do larger companies. In addition, the securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Finally, smaller companies may have limited markets, product lines or financial resources and may lack management experience.

INVESTMENT OBJECTIVE AND STRATEGIES



INVESTMENT RISKS
CONTINUED

FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

UNDERLYING FUND LIMITATIONS AND EXPENSES RISKS. The Fund may invest in other investment companies, such as open-end and closed-end funds. As a result, the cost of investing in the Fund will generally be higher than the cost of investing directly in other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund also will incur brokerage costs when it purchases underlying funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

UNDERLYING FUND RISKS. The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares.

MANAGEMENT RISK. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund's value may be adversely affected.


LIMITED HISTORY OF OPERATIONS. The Fund is a new mutual fund and has a limited history of operations. In addition, the Adviser has not previously managed a mutual fund. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser's management of individual accounts. As a result, investors cannot judge the Adviser by its track record managing a mutual fund, and the Adviser may not achieve its intended result in managing the Fund.

[LINE GRAPH ICON] SHAREHOLDER INFORMATION



CLASSES OF SHARES

This prospectus offers Investor Class and Institutional Class shares. Each share class has different sales charges and expenses. Sales charges are discussed in the section of this prospectus entitled "Distribution Arrangements/Sales Charges".

Investor Class shares are available to the general public.

Institutional Class shares are available to:

1. Accounts for which the Adviser or its affiliates act as investment adviser, fiduciary or agent.

2. Institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) that have received authorization from the Distributor.

3. Advisory clients of the Adviser with a fee-based asset management account.

SHAREHOLDER INFORMATION



PRICING OF FUND SHARES

----------------------
HOW NAV IS CALCULATED

Shares of the Fund are sold at net asset value ("NAV") per share. The NAV generally is calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern time ("ET").

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities

                           --------------------------
                                Number of Shares
                                   Outstanding

You may find the Fund's NAV in certain newspapers.

----------------------





Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

Only purchases orders accepted by the Fund before the close of trading on the NYSE will be effective at that day's offering price. On occasion, the NYSE closes before 4:00 p.m. Eastern Time. When that happens, purchase orders accepted after the NYSE closes will be effective the following business day.


The Fund's securities are generally valued at current market value using market quotations. The Fund may use pricing services to determine market value. If market prices are not available or, in the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The Fund will invest in other investment companies. The Fund's NAV is calculated based, in part, upon the market prices of the investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

SHAREHOLDER INFORMATION



PURCHASING AND ADDING TO YOUR SHARES

You may buy shares on any "business day." Business days are Monday through Friday, other than days NYSE is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

You may purchase the Fund through the Distributor or through investment representatives, who may charge fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler's checks, money orders, credit card convenience checks and cash are not accepted.

You may invest in the GendeX Fund through your individual retirement account ("IRA"). If you invest through a tax-deferred retirement account, such as an IRA, you generally will not pay tax on dividends until they are distributed from the account. IRAs and other tax-deferred retirement accounts are subject to complex tax rules, and you should consult your tax advisor regarding contribution and withdrawal requirements and restrictions.

For more information on buying GendeX shares in your IRA, call the Fund at 1-866-343-9178.

MINIMUM INVESTMENT AMOUNTS.

Investor Class Shares. The minimum initial investment for Investor Class shares is $100, provided you participate in the Automatic Investment Plan, which requires a minimum monthly investment of $50. Please see "Purchasing and Adding to your Shares -- Automatic Investment Plan". If you choose not to participate in the Automatic Investment Plan, the minimum initial investment is $2,500. Subsequent investments for those not participating in the Automatic Investment Plan must be at least $100.

A monthly account maintenance fee of $2.00 will be charged all accounts below $2,500.

Institutional Class Shares. The minimum initial investment for all account types in Institutional Class shares is $250,000.

The Fund may waive its minimum purchase requirement and it may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. The minimum purchase requirements discussed above also are applicable to IRA Accounts.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you is that when you open an account, you are required to provide your name, residential address, date of birth, and identification number. We may require other information that will allow us to identify you.

Your investment in the Fund should be intended as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

SHAREHOLDER INFORMATION



PURCHASING AND ADDING TO YOUR SHARES
CONTINUED

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT
BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check or certified check payable to "The GendeX Fund."

3. Mail to: The GendeX Fund, P.O. Box 182263, Columbus, OH 43218-2263

Subsequent:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2. Include the following information on a piece of paper:
   - Fund name
   - Amount invested
   - Account name
   - Account number
   Include your account number on your check.

3. Mail to: The GendeX Fund, P.O. Box 182263, Columbus, OH 43218-2263

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.

3. Send to: The GendeX Fund,
   Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

BY WIRE TRANSFER

Note: Your bank may charge a wire transfer fee.
Please call 1-866-343-9178 for instructions on opening an account or purchasing additional shares by wire transfer.

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

AUTOMATIC INVESTMENT PLAN

Investors making initial investments of less than $2,500 must participate in the Automatic Investment Plan. You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $50, once you've invested the $100 minimum required to open the account.
To invest regularly from your bank account:

- Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:
  - Your bank name, address and ABA number
  - Your checking or savings account number
  - The amount you wish to invest automatically (minimum $50)
  - How often you want to invest (monthly or quarterly)
  - Attach a voided personal check or savings deposit slip.

SHAREHOLDER INFORMATION



PURCHASING AND ADDING TO YOUR SHARES
CONTINUED

PURCHASES MADE THROUGH CERTAIN SELECTED DEALERS

Shares of the Fund may also be purchased through certain broker-dealers or other financial intermediaries that have entered into selling agreements or related arrangements with the Fund or the Distributor. If you invest through such entities, you must follow their procedures for buying and selling Fund shares. Please note that such financial intermediaries may charge you fees in connection with purchases of Fund shares. Such broker-dealers or financial intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of the Fund. If the broker-dealer or financial intermediary submits trades to the Fund, the Fund will use the time of day when such entity or its designee receives the order to determine the time of purchase or redemption, and will process the order at the next closing price computed after acceptance. The Adviser may make payments to such entities out of its own resources in connection with certain administrative services provided by them in connection with the Fund.


SELLING YOUR SHARES

INSTRUCTIONS FOR SELLING SHARES
You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative, minus any applicable sales charge. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.


--------------------------------------------------------------------------------
 WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

 As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares. The sale of shares may have tax consequences. If you redeem Investor Class shares within 12 months of purchase, you may be subject to a redemption fee.
--------------------------------------------------------------------------------

BY TELEPHONE (unless you have declined telephone sales privileges)

1. Call 1-866-343-9178 with instructions as to how you wish to receive your funds (check, wire, electronic transfer).

BY MAIL

1. Call 1-866-343-9178 to request redemption forms or write a letter of instruction indicating:
   - your Fund and account number
   - amount you wish to redeem
   - address where your check should be sent
   - account owner signature

2. Mail to: The GendeX Fund, P.O. Box 182263 Columbus, OH 43218-2263

BY OVERNIGHT SERVICE SEE INSTRUCTION 1 ABOVE UNDER "BY MAIL."

2. Send to: The GendeX Fund, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219

WIRE TRANSFER
You must indicate this option on your application.
The Fund may charge a wire transfer fee.
Note: Your financial institution may also charge a separate fee.

Call 1-866-343-9178 to request a wire transfer.
If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

SHAREHOLDER INFORMATION



SELLING YOUR SHARES
CONTINUED

AUTOMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:

  - Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-866-343-9178.

  - Include a voided personal check.

  - Your account must have a value of $2,500 or more to start withdrawals.

  - If the value of your account falls below $100, you may be asked to add sufficient funds to bring the account back to $100, or the Fund may close your account and mail the proceeds to you.

GENERAL POLICIES ON SELLING SHARES
REDEMPTIONS IN WRITING REQUIRED

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts.

2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:
   - Your account address has changed within the last 15 business days
   - The check is not being mailed to the address on your account
   - The check is not being made payable to the owner(s) of the account
   - The redemption proceeds are being transferred to another Fund account with a different registration
   - The redemption proceeds are being wired to bank instructions currently not on your account

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, which are members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program), but not from a notary public. Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transactions privileges, including purchases, redemptions and exchange by telephonic or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place orders requested by phone, transaction requests may be made by registered or express mail.

REDEMPTIONS WITHIN 10 DAYS OF SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal funds wire.

SHAREHOLDER INFORMATION



GENERAL POLICIES ON SELLING SHARES
CONTINUED

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission ("SEC") in order to protect remaining shareholders.

REDEMPTION IN KIND
The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $100 due to redemption activity, the Fund may ask you to increase your balance. If it is still below $100 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE DISTRIBUTION CHECKS
For any shareholder who chooses to receive distributions in cash: If distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.


DISTRIBUTION ARRANGEMENTS/SALES CHARGES
This section describes the sales charges you will pay as an investor in the Fund and ways to qualify for reduced sales charges. You may also obtain information about the Fund's sales charges and ways to reduce sales charges through the use of breakpoints and waiver arrangements by visiting the Fund's website at http://www.thrasherfunds.com/gendex.com.


                                 INVESTOR CLASS            INSTITUTIONAL CLASS
---------------------------------------------------------------------------------
Sales Charge (Load)        No Front-end sales charge   No front-end sales charge
                           or contingent deferred      or contingent deferred
                           sales charge.               sales charge.
---------------------------------------------------------------------------------
Distribution and Service   No distribution and         No distribution and
  (12b-1) Fee              shareholder servicing       shareholder servicing
                           fees.                       fees.
---------------------------------------------------------------------------------
Shareholder Fees           Redemption Fee on shares    No Redemption Fee or
                           redeemed within 12 months   Monthly Account
                           of purchase and Monthly     Maintenance Fee
                           Account Maintenance Fee on
                           small accounts
---------------------------------------------------------------------------------
Fund Expenses              Higher annual expenses      Lower annual expenses than
                           than Institutional Class    Investor Class shares.
                           shares.
---------------------------------------------------------------------------------

SHAREHOLDER INFORMATION



DISTRIBUTION ARRANGEMENTS/SALES CHARGES
CONTINUED

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee from its bona fide profits for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Fund is entitled to enter into Shareholder Services Agreements pursuant to which the Fund is authorized to make payments to certain entities which may include investment advisers, banks, trust companies, retirement plan administrators and other types of service providers which provide administrative services with respect to shares of the Fund attributable to or held in the name of the service provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay a service provider (which may include affiliates of the Fund) a shareholder services fee which is based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the service provider for providing certain administrative services to Fund shareholders with whom the service provider has a servicing relationship.

FREQUENT TRADING POLICY

Frequent trading into and out of the Fund can have adverse consequences for the Fund and for long-term shareholders in the Fund. The Fund believes that frequent or excessive short-term trading activity by shareholders of the Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Fund to maintain larger cash positions than would otherwise be necessary;
(c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Fund therefore discourages frequent purchases and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Fund to curtail frequent or excessive short-term trading by shareholders. As described immediately below, the Fund charges a redemption fee of 2.00% of the total redemption value of shares held for less than 12 months. At the present time the Fund does not impose limits on the frequency of purchases and redemptions. The Fund reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Fund, including suspending or terminating trading privileges in Fund shares, for any investor whom the Fund believes has a history of abusive trading or whose trading, in the judgment of the Fund, has been or may be disruptive to the Fund.

REDEMPTION FEE

The Fund charges a redemption fee of 2.00% of the total redemption amount if you sell your Investor Class shares within 12 months of purchase, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee also may not apply in certain circumstances such as redemptions of shares through systematic withdrawal plans, redemptions of shares purchased via the Automatic Investment Plan, redemptions requested within 90 days following the death or disability of the shareholders (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Fund.

SHAREHOLDER INFORMATION



DISTRIBUTION ARRANGEMENTS/SALES CHARGES
CONTINUED


The Trust reserves the right to modify or eliminate the redemption fee or waivers at any time and will give 60 days' prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future.



In addition to the circumstances noted above, the Trust reserves the right to grant additional exceptions based on such factors as system limitations, operational limitations, contractual limitations and further guidance from the SEC or other regulators.



If your shares are held through a financial intermediary in an omnibus or other group account, the Trust relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. The application of redemption fees and exemptions may vary and certain intermediaries may not apply the exceptions listed above. If you invest through a financial intermediary, please contact your intermediary for more information regarding when redemption fees will be applied to the redemption of your shares.



DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of interest and dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains for the Fund are distributed at least annually. All dividends and distributions are automatically reinvested unless you request otherwise.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION AND MAY BE SUBJECT TO INCOME TAX.

Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

SHAREHOLDER INFORMATION



DIVIDENDS, DISTRIBUTIONS AND TAXES
CONTINUED

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

This tax discussion is meant only as a general summary. Because each investor's tax situation is unique, you should consult your tax advisor about the particular consequences of investing in the Fund.

[LINE GRAPH ICON] FUND MANAGEMENT



THE INVESTMENT ADVISER


Thrasher Capital Management, LLC (the "Adviser") is located at 419 Lafayette St., 2nd Floor, New York, NY 10003. The Adviser manages the Fund's investments and provides the Fund with operating facilities under the direction of the Board of Trustees. As of June 30, 2008, the Adviser managed approximately $1 million in assets.


As compensation for its advisory and management services to the Fund, the Adviser receives an annual fee, computed and accrued daily and payable monthly, of 1.00% of the Fund's average daily net assets.


Information regarding the factors considered by the Board of Trustees of the Fund in connection with their approval of the Investment Advisory Agreement with respect to the Fund is provided in the Fund's Report to Shareholders for the period ended March 31, 2008.


PORTFOLIO MANAGER/INVESTMENT COMMITTEE

The following individual serves as the portfolio manager for the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio:

JAMES C. PERKINS, JR. James C. Perkins, Jr. is the Fund's portfolio manager. Mr. Perkins founded the Adviser in 2005 and also serves as the portfolio manager of the Thrasher Hedge Fund. He also co-founded Prism Investment Equity Partnership
(PIEP), an investment partnership aimed at motivating Manhattan young professionals to participate in the equity markets via the GendeX 100(TM) (the 100 stocks most important to Generations X, Y and beyond). Mr. Perkins is a contributing writer for TheStreet.com.

Prior to founding the Adviser, Mr. Perkins was an analyst for ZBI Equities (Ziff Brothers Investments) from 2004 to 2005, covering the industrials, transportation, aerospace and defense sectors. Before working with ZBI, James worked for the CEO and CFO of Alliance Capital (now Alliance Bernstein) where he conducted competitor, equity market and mutual fund performance analyses, in addition to examining investor sentiment and investor communications. Before joining Alliance Capital, Mr. Perkins worked for Morgan Stanley's Equity Research Group. James received a B.A. in chemistry from Yale University.

The following individual serves on the Adviser's investment committee to ensure, among other things, adherence to the Fund's investment objective and applicable Federal securities laws.

KHALID REEDE JONES. Khalid Jones joined the Adviser in 2006 and serves as the Adviser's Chief Operating Officer and General Counsel. Mr. Jones started his career as an Associate with White & Case, LLP in New York in 2003. Just prior to joining Thrasher Funds in December 2006, Khalid practiced Securities law in the Washington, DC office of Mayer Brown, LLP from 2004 to 2006. Mr. Jones received a Bachelor of Arts degree in Politics from Wake Forest University, where he minored in Japanese studies. Mr. Jones received a Juris Doctor degree from Stanford Law School in 2003 and is admitted to practice in the State of New York.

The Statement of Additional Information ("SAI") has more detailed information about the Adviser and the other service providers as well as additional information about the portfolio manager's compensation arrangements, other accounts managed, as applicable, and ownership of securities of the Fund.

FUND MANAGEMENT



THE DISTRIBUTOR AND ADMINISTRATOR


Foreside Distribution Services, L.P., 10 High Street, Boston, MA 02110 is the Fund's distributor and Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 is the Fund's administrator. Foreside is not affiliated with Citi or the Adviser.


CAPITAL STRUCTURE. The Coventry Group was organized as a Massachusetts business trust in 1992 and overall responsibility for the management of the Fund is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by The Coventry Group's Declaration of Trust, the Investment Company Act of 1940 or other authority, except under certain circumstances. Absent such circumstances, The Coventry Group does not intend to hold annual or special meetings.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

A complete list of the Fund's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is provided in the SAI.

[LINE GRAPH ICON] FINANCIAL HIGHLIGHTS





The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal period ended March 31, 2008 has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.



                           FOR THE PERIOD ENDED
                             MARCH 31, 2008(A)
                           --------------------
INVESTOR CLASS
NET ASSET VALUE,
  BEGINNING OF PERIOD             $ 10.00
-----------------------------------------------
CHANGE IN NET ASSETS
  FROM OPERATIONS:
  Net investment income              0.02
  Net realized and
     unrealized losses
     on investments                 (1.12)
-----------------------------------------------
     Change in net
       asset value
       resulting from
       operations                   (1.10)
-----------------------------------------------
DIVIDENDS:
  Net investment income             (0.02)
-----------------------------------------------
     Total dividends                (0.02)
-----------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                          $  8.88
-----------------------------------------------
TOTAL RETURN                       (11.04)%(b)(c)
RATIOS/SUPPLEMENTAL
  DATA:
Net assets at end of
  period (000's)                  $   281
Ratio of expenses to
  average net assets
  after contractual
  waiver and
  reimbursement                      1.50%(d)
Ratio of net investment
  income to average net
  assets                             0.16%(d)
Ratio of expenses to
  average net assets
  before contractual
  waiver and
  reimbursement                    261.18%(d)(e)
Portfolio turnover rate             21.75%(c)
-----------------------------------------------



(a)  Investor Class Shares commenced operations on October 22, 2007.

(b)  Total return calculations do not include any sales or redemption charges.

(c)  Not annualized.

(d)  Annualized.

(e) During the period certain fees were reduced or reimbursed. If such reductions had not occurred, the ratio would have been as indicated.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Because the Fund commenced operations on October 22, 2007, the semi-annual report is not available.


STATEMENT OF ADDITIONAL INFORMATION:

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF THE ANNUAL AND SEMI-ANNUAL REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER THAT SELLS THE FUND. YOU MAY ALSO VISIT THE FUND'S WEBSITE AT HTTP://WWW.THRASHERFUNDS.COM/GENDEX TO OBTAIN FREE COPIES OF THESE REPORTS AND THE SAI. OR CONTACT THE FUND AT:

                     GENDEX FUND
                     P.O. BOX 182263
                     COLUMBUS, OHIO 43218-2263
                     TELEPHONE: 1-866-343-9178

You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.

    Distributor: Foreside Distribution Services, L.P.
                 http://www.foresides.com

Investment Company Act file no. 811-6526.

                                  GendeX Fund

                           AN INVESTMENT PORTFOLIO OF
                               THE COVENTRY GROUP

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 2008


This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus for the GendeX Fund (the "Fund") dated the same date as the date hereof (the "Prospectus"). The Fund is a separate investment portfolio of The Coventry Group (the "Group"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing GendeX Fund, at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free 1-866-343-9178.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES.........................................    3
   Additional Information on Portfolio Instruments.........................    3
INVESTMENT RESTRICTIONS....................................................    8
   Portfolio Turnover......................................................    9
NET ASSET VALUE............................................................   10
   Additional Purchase and Redemption Information..........................   11
MANAGEMENT OF THE GROUP....................................................   11
   Trustees and Officers...................................................   11
   Principal Shareholders..................................................   15
   Investment Adviser......................................................   15
   Portfolio Manager Information...........................................   16
   Code Of Ethics..........................................................   18
   Portfolio Transactions..................................................   19
   Administrator, Transfer Agent and Fund Accounting Services..............   20
   Distributor.............................................................   21
   Custodian...............................................................   22
   Independent Registered Public Accounting Firm...........................   22
   Legal Counsel...........................................................   23
ADDITIONAL INFORMATION.....................................................   23
   Description Of Shares...................................................   23
   Vote of a Majority of the Outstanding Shares............................   24
   Additional Tax Information..............................................   24
   Performance Calculations................................................   29
   Performance Comparisons.................................................   32
   Proxy Voting............................................................   34
   Disclosure of Fund Portfolio Holdings...................................   34
MISCELLANEOUS..............................................................   35
FINANCIAL STATEMENTS.......................................................   35

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

     The Coventry Group (the "Group") is an open-end management investment company which currently offers its shares in separate series. This Statement of Additional Information deals with one such portfolio, the GendeX Fund (the "Fund"), which is classified as a diversified fund for purposes of the Investment Company Act of 1940 (the "1940 Act"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

     The following policies supplement the investment objectives and policies of the Fund as set forth in the Prospectus.

     Bank Obligations. The Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Fund will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.


CLOSED-END FUNDS Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.



     A closed end fund in which a Fund invests may issue auction preferred shares ("APS"). The dividend rate for the APS normally is set through an auction process. In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. The auction also provides liquidity for the sale of APS. A Fund may not be able to sell its APS at an auction if the auction fails. An auction fails if there are more APS offered for sale than there are buyers. A closed end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed end fund be required to redeem APS in the event of a failed auction. As a result, a Fund's investment in APS may be illiquid. In addition, if the Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, the Fund could receive a lower rate of return on its APS than the market rate.


     Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

     The Fund may purchase commercial paper consisting of issues rated at the time of purchase by one or more appropriate nationally recognized statistical rating organizations ("NRSRO") (e.g., Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations. The Fund may also invest in commercial paper that is not rated but that is determined by the Adviser to be of comparable quality to instruments that are so rated by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments.

     Foreign Investment. Investments in securities issued by foreign issuers, including American Depositary Receipts ('ADRs") and European Depositary Receipts ("EDRs"), may subject the Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. The Fund will acquire such securities only when the Adviser believes the risks associated with such investments are minimal.

     U.S. Government Obligations. The Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

     Variable and Floating Rate Securities. The Fund may acquire variable and floating rate securities, subject to the Fund's investment objectives, policies and restrictions. A variable rate security is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such securities are frequently not rated by credit rating agencies; however, unrated variable and floating rate securities purchased by the Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate security purchased by the Fund, the Fund may resell the security at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate security in the event the issuer of the security defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that there exists no readily available market for such security and the Fund is not entitled to receive the principal amount of a note within seven days, such a security will be treated as an illiquid security for purposes of calculation of the Fund's limitation on investments in illiquid securities, as set forth in the Fund's investment restrictions. Variable or floating rate securities may be secured by bank letters of credit.

     Restricted Securities. Securities in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), such as securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. The Fund may invest no more than 15% of its assets in illiquid securities. Any such restricted securities will be considered to be illiquid for purposes of the Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Group, the Adviser has determined such securities to be liquid because such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable.

     Options Trading. The Fund may purchase and write (sell) put and call options. An American style put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. An American style call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Put and call options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

     When the Fund writes a call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between bid and asked price. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     The Fund may also purchase or sell (write) index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

     When-Issued Securities. The Funds may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account.

     Normally, the Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, the Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets.

     When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies and not for investment leverage.

     Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from banks and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by the Adviser. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

     Reverse Repurchase Agreements. The Fund may borrow funds by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.


     Securities of Other Investment Companies. The Fund may invest in securities issued by other investment companies in accordance with applicable provisions of the 1940 Act. In connection with its investment in other investment companies, the Fund intends to invest in securities of other investment companies in reliance upon certain exemptive relief that has been provided under the 1940 Act to certain other investment companies which allows the Fund to purchase and hold securities of such other investment companies in excess of the investment limitations otherwise applicable to the Fund under Section 12(d) of the 1940 Act. The statutory limitations of the 1940 Act with respect to the investment by the Fund in the securities of other investment companies, absent reliance on applicable exemptive relief and other exemptions, provides that the Fund may invest in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, except as such securities may be acquired as part of a merger, consolidation or acquisition of assets and further, except as may be permitted by Section 12 of the 1940 Act or except as may be permitted by the Securities and Exchange Commission. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Effective July 31, 2006, under SEC Rule 12d1-1, any of the Funds may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund's investment policies and restrictions and the conditions of the rule.

                             INVESTMENT RESTRICTIONS

     The Fund's investment objective is a non-fundamental policy and may be changed without a vote of the holders of a majority of the Fund's outstanding Shares. The following investment restrictions may be changed with respect to a the Fund only by a vote of the majority of the outstanding Shares of the Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares").

     The Fund may not:

     1. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry; provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     2. Borrow money or issue senior securities except as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of at least 300% for all borrowings and repurchase commitments of the Fund pursuant to repurchase transactions.

     3. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements.

     4. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

     5. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities".

     6. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     7. Purchase or sell commodities or commodities contracts, unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

     8. Diversification. Invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     9. Senior Securities. Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause the Fund's investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in the Fund which are not readily marketable to exceed the limit set forth in the Fund's Prospectus for its investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.


                               PORTFOLIO TURNOVER

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

     The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Fund and may result in additional tax consequences to the Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE

     As indicated in the Prospectus, the net asset value of the Fund is determined and the Shares of the Fund are priced as of the Valuation Time on each Business Day of the Fund. A "Business Day" of the Fund is a day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) during which there is sufficient trading in portfolio instruments that the Fund's net asset value per share might be materially affected. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading, even if there is sufficient trading in portfolio securities on such days to materially affect the net asset value per share.

     Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the Adviser's best judgment under procedures established by, and under the supervision of, the Group's Board of Trustees.

     Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. Certain instruments, for which pricing services used for the Fund do not provide prices, may be valued by the Group using methodologies similar to those used by pricing services, where such methodologies are believed to reflect fair value of the subject security. The methods used by the pricing service and the Group and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

     Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Group. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Fund are sold on a continuous basis by Foreside Distribution Services, L.P. ("Foreside"), and Foreside has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from Foreside, Shares may be purchased through procedures established by Foreside in connection with the requirements of accounts at the Adviser or the Adviser's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Fund may include officers, directors, or employees of the Adviser or the Entities.

     The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which
(i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

                             MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

     Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

     The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are provided in the tables below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are listed as "Interested Trustees" in the table. Trustees who are not interested persons are referred to as Independent Trustees.

INDEPENDENT TRUSTEES


                                                                                                     Number of
                            Position(s)                                                            Funds in Fund         Other
                             Held With    Term of Office* and    Principal Occupation(s) During  Complex Overseen    Directorships
   Name, Address and Age     the Funds   Length of Time Served         Past Five Years            by Trustee**      Held by Trustee
   ---------------------    -----------  ---------------------  -------------------------------  ----------------  ----------------
Diane E. Armstrong          Trustee      Indefinite;            Director of Financial Planning,         11         The Coventry
3435 Stelzer Road                        Since November, 2004.  Professional Planning                              Funds Trust
Columbus, Ohio 43219                                            Consultants, Inc. July, 2008
Date of Birth: 7/2/1964                                         to present.
                                                                Principal of King, Dodson
                                                                Armstrong Financial Advisors,
                                                                Inc. August, 2003 to July,
                                                                2008. Director of Financial
                                                                Planning, Hamilton Capital
                                                                Management. April, 2000 to
                                                                August, 2003.

Maurice G. Stark            Trustee      Indefinite;            Consultant to Battelle Memorial         11         The Coventry
3435 Stelzer Road                        Since January, 1992.   Institute (non-profit research                     Funds Trust
Columbus, Ohio 43219                                            group). January, 1995 to
Date of Birth: 9/23/1935                                        present.

Michael M. Van Buskirk      Trustee and  Indefinite;            President and Chief Executive           11         The Coventry
3435 Stelzer Road           Chairman of  Trustee since          Officer, Ohio Bankers League.                      Funds Trust
Columbus, Ohio 43219        the Board    January, 1992.         May, 1991 to present.
Date of Birth: 2/22/1947                 Chairman since
                                         January, 2006.

James H. Woodward           Trustee      Indefinite;            Chancellor Emeritus,                    11         The Coventry
3435 Stelzer Road                        Since February, 2006   University of North Carolina at                    Funds Trust
Columbus, Ohio 43219                                            Charlotte. August, 2005 to present.
Date of Birth: 11/24/1939                                       Chancellor, University of North
                                                                Carolina at Charlotte. July,
                                                                1989 to July, 2005.

Walter B. Grimm             Trustee      Indefinite;            President, Leigh Investments,           11         The Coventry
3435 Stelzer Road                        Since April, 1997      Inc. November 2005 to present.                     Funds Trust,
Columbus, Ohio 43219                                            Employee BISYS Fund Services                       Performance Funds
Date of Birth: 6/3/1945                                         Ohio, Inc. June, 1992 to
                                                                October, 2005


*    Trustees hold their position until their resignation or removal.

**   The "Fund Complex" consists of The Coventry Group and The Coventry Funds
     Trust.

OFFICERS WHO ARE NOT TRUSTEES



                            Position(s)
                             Held With    Term of Office* and              Principal Occupation(s) During
   Name, Address and Age     the Funds   Length of Time Served                    Past Five Years
   ---------------------    -----------  ---------------------  ---------------------------------------------------

C. David Bunstine           President    Indefinite;            Vice President, Client Services,
3435 Stelzer Road                        Since June, 2007       Citi Fund Services Ohio, Inc. (formerly BISYS Fund
Columbus, Ohio 43219                                            Services Ohio, Inc.), November 1999 to present.
Date of Birth: 7/30/65

Robert W. Silva             Treasurer    Indefinite;            Senior Vice President, Citi Fund Services Ohio, Inc.
3435 Stelzer Road                        Since February, 2008   (formerly BISYS Fund Services Ohio, Inc.) (fund
Columbus, OH 43219                                              administrator), September, 2007 to present;
Date of Birth: 8/15/1966                                        Assistant Vice President, Citizens Advisers, Inc.,
                                                                May, 2002 to August, 2007

Curtis Barnes               Secretary    Indefinite;            Vice President-Legal Services Citi Fund Services
100 Summer Street                        Since May, 2007        Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.),
Boston, MA 02110                                                May, 1995 to present.
Date of Birth: 9/24/1953

Eric B. Phipps**            Chief        Indefinite;            Vice President Citi Fund Services Ohio, Inc.
3435 Stelzer Road           Compliance   Since November, 2006   (formerly BISYS Fund Services Ohio, Inc.), June,
Columbus, Ohio 43219        Officer                             2006 to present. Staff Accountant United States
Date of Birth: 6/20/1971                                        Securities and Exchange Commission October, 2004 to
                                                                May, 2006. Director of Compliance BISYS Fund Services
                                                                Ohio, Inc. December, 1995 to October, 2004.


* Officers hold their positions until a successor has been duly elected and qualified.

** Mr. Phipps serves as Chief Compliance Officer. His compensation is reviewed and approved by the Board of Trustees and paid by Citi pursuant to a Compliance Services Agreement between Citi and the Trust. The fee paid pursuant to the Compliance Services Agreement by the Fund is not indicative of the total compensation received by Mr. Phipps.

BOARD COMMITTEES


     The Board has an Audit Committee, Nominating Committee and Valuation Committee. The Audit Committee oversees the Group's accounting and financial reporting policies and practices and oversees the quality and objectivity of the Group's financial statements and the independent audit thereof. The members of the Audit Committee, which met three times during the last fiscal year, is composed of all the independent trustees. The Nominating Committee, identically composed, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. During the last fiscal year, the Nominating Committee held no meetings. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Group's valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Valuation Committee meets as necessary.

OWNERSHIP OF SECURITIES


     As of July 3, 2008, the Group's Trustees and officers, as a group, owned less than 1% of the Fund's outstanding Shares. For the year ended December 31, 2007, the dollar range of equity securities owned beneficially by each Trustee in the Fund and in any registered investment companies overseen by the Trustee within the same family of investment companies as the Fund is as follows:






                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                      IN ALL REGISTERED INVESTMENT COMPANIES
                         DOLLAR RANGE OF EQUITY   OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE          SECURITIES IN THE FUND                    COMPANIES*
---------------          ----------------------   -------------------------------------------
Diane E. Armstrong                 $0                                  $0
Maurice G. Stark                   $0                          $10,001 - $50,000
Michael M. Van Buskirk             $0                          $50,001 - $100,000
James H. Woodward                  $0                                  $0
Walter B. Grimm                    $0                             $1 - $10,000


* "Family of Investment Companies" means The Coventry Group and The Coventry Funds Trust.


     The Officers of the Group (other than the Chief Compliance Officer) receive no compensation directly from the Group for performing the duties of their offices. Mr. Phipps, the Chief Compliance Officer, recieves compensation indirectly from the Fund pursuant to an agreement with Citi. See "Administration, Transfer Agent, Fund Accounting and Compliance Services" for more information. Citi Fund Services Ohio, Inc. ("Citi") may receive fees pursuant to the Distribution and Shareholder Services Plan. Citi receives fees from the Fund for acting as administrator and transfer agent and for providing certain fund accounting and compliance services. Messrs. Bunstine, Barnes, Phipps and Silva are employees of Citi.


     Trustees of the Group not affiliated with Citi receive from the Group, effective as of May 17, 2007, the following fees: a quarterly retainer fee of $2,000 per quarter; a regular meeting fee of $3,000 per meeting; a special in-person meeting fee of $1,000; a telephonic meeting fee of $500; and a $500 per meeting fee for all other committee meetings. Trustees are also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with Citi do not receive compensation from the Group.


     For the fiscal year ended March 31, 2008 the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment adviser as the Fund or an investment adviser that is an affiliated person of the Group's investment adviser:



                                                       PENSION OR                          TOTAL COMPENSATION
                                                  RETIREMENT BENEFITS   ESTIMATED ANNUAL    FROM THE FUND AND
                         AGGREGATE COMPENSATION    ACCRUED AS PART OF     BENEFITS UPON     FUND COMPLEX PAID
   NAME OF TRUSTEE            FROM THE FUND           FUNDS EXPENSES        RETIREMENT       TO THE TRUSTEES*
---------------------    ----------------------   -------------------   ----------------   ------------------
Diane E. Armstrong               $  1                      $0                  $0               $24,500
Walter B. Grimm                  $  1                      $0                  $0               $22,500
Maurice G. Stark                 $  1                      $0                  $0               $24,500
Michael M. Van Buskirk           $  1                      $0                  $0               $24,500
James H. Woodward                $  1                      $0                  $0               $22,250



*    The "Fund Complex" consists of The Coventry Group and The Coventry
     Funds Trust.


Control  Persons and Principal Holders of Securities



     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser. The following tables set forth information concerning such persons that, to the knowledge of the Trust's Board of Trustees, owned, of record or beneficially, at least five percent of a Fund's Shares as of July 3, 2008:



                    THE GENDEX FUND - INVESTOR CLASS SHARES



  RECORD OR BENEFICIAL OWNER
       NAME AND ADDRESS               STATUS       PERCENTAGE OWNERSHIP
-------------------------------     ----------     --------------------
Rajwant Mangat                      Beneficial            6.35%
555 Prospect Place Apt 3J
Brooklyn, NY 11238

Shahara Llewellyn                   Beneficial           63.59%
300 Central Park West #170
New York, NY 10024



                  THE GENDEX FUND - INSTITUTIONAL CLASS SHARES



RECORD OR BENEFICIAL OWNER
     NAME AND ADDRESS        STATUS   PERCENTAGE OWNERSHIP
--------------------------   ------   --------------------
None                          n/a             n/a



The Trustees and officers, as a group, owned less than 1% of the Fund's outstanding shares.


INVESTMENT ADVISER


     Investment advisory services are provided to the Fund by Thrasher Capital Management, LLC (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of August 24, 2007. As of June 30, 2008, the Adviser had total assets under management of approximately $1 million, including mutual fund assets.


     Under the terms of the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Fund. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of one percent (1.00%) of the Fund's average daily net assets. The Adviser may, from time to time, voluntarily reduce all or a portion of its advisory fee with respect to the Fund.

     The Adviser has contractually agreed, until August 1, 2009, pursuant to the terms of an Expense Limitation Agreement, to waive fees and/or reimburse the Fund to the extent necessary to maintain the Fund's net expenses for Investor Class and Institutional Class shares at 1.50% and 1.00%, respectively, provided that these limits do not apply to increases due to brokerage costs, interest, taxes, indirect costs (such as the expenses of other funds in which the Fund may invest) and dividends and extraordinary expenses. The Fund has agreed to repay the Adviser for amounts that were waived or reimbursed by the Adviser pursuant to the Expense Limitation Agreement for a period of up to three years after such waiver or reimbursement was made to the extent that such payment does not cause the total fund operating expenses for a class of shares of the Fund to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense.

     Unless sooner terminated, the Investment Advisory Agreement will continue in effect until August 24, 2009, and year to year thereafter for successive annual periods if, as to the Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the Fund, and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

     The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

The Investment Advisory Agreement for the Gendex Fund was approved by the Board of Trustees at a meeting held on August 16, 2007.


During the fiscal period ended March 31, 2008, the Adviser earned $579 in investment advisory fees, all of which were waived.


PORTFOLIO MANAGER INFORMATION


     James C. Perkins, Jr. serves as the portfolio manager for the Fund. The following table lists the number and types of other accounts managed by the portfolio manager and assets under management in those accounts as of March 31, 2008:

                                                    Other Accounts with Performance-Based Fees
                        --------------------------------------------------------------------------------------------------
                                                          OTHER POOLED                                        TOTAL OTHER
                         OTHER REGISTERED      ASSETS      INVESTMENT      ASSETS                  ASSETS        ASSETS
PORTFOLIO               INVESTMENT COMPANY   MANAGED ($      VEHICLE     MANAGED ($     OTHER    MANAGED ($    MANAGED ($
MANAGER                      ACCOUNTS         MILLIONS)     ACCOUNTS      MILLIONS)   ACCOUNTS    MILLIONS)     MILLIONS)
---------               ------------------   ----------   ------------   ----------   --------   ----------   ------------
JAMES C. PERKINS, JR.            0               $0             1            $1           0           $0           $1



     The portfolio manager manages no accounts other than the Fund and those listed above. The portfolio manager at the Adviser may manage accounts for multiple clients. Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.


     The compensation of the portfolio manager varies with the general success of the Adviser as a firm and its affiliates. The portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Adviser and its affiliates for the given time period. The portfolio manager's compensation is not linked to any specific factors, such as a Fund's performance or asset level.

     The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the potential conflicts associated with managing multiple accounts for multiple clients.


     The dollar range of equity securities beneficially owned by the Fund's portfolio manager in the Fund as of March 31, 2008 was as follows:



PORTFOLIO MANAGER       DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
-----------------       ----------------------------------------------------
James C. Perkins, Jr.                     $1 TO $10,000

CODE OF ETHICS

     The Group, the Adviser and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of their respective personnel. Each Code permits covered personnel to trade in securities in which the Fund may invest, subject to certain restrictions and reporting requirements.

PORTFOLIO TRANSACTIONS

     Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute the Fund's portfolio transactions.

     Purchases and sales of portfolio securities with respect to fixed income securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

     Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

     Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The Adviser will not inquire into, nor take into consideration, the sales of Fund shares, if any, made by any broker when selecting brokers or allocating trades among various brokers. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Fund. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing the Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to the Fund or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its agreement regarding management of the Fund. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable to the Fund and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the

Fund may indirectly benefit from information made available as a result of transactions effected for such other clients.

     The Adviser may not give consideration to sales of shares of the Fund as a factor in the selection of brokers-dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund's shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.

     Under the Investment Advisory Agreement the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28 (e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which is fair and equitable to the Group and the Fund.

     While the Adviser generally seeks competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.

     Except as otherwise disclosed to the Shareholders of the Fund and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Fund, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser or its affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.


     Investment decisions for the Fund are made independently from those for the other funds of the Group or any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, any of its parents or subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Fund or any other fund of the Group. During the fiscal period ended March 31, 2008, the Fund paid $1,090 in brokerage commissions, of which $0 was paid pursuant to procurement of research services.

ADMINISTRATOR, TRANSFER AGENT, FUND ACCOUNTING AND COMPLIANCE SERVICES


     Citi serves as administrator and transfer agent for the Fund and also provides fund accounting services to the Fund pursuant to a Master Services Agreement (the "Master Services Agreement"). As administrator, Citi assists in supervising all operations of the Fund and has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Group or its designee in the preparation of, and file all of the Fund's federal and state tax returns and required tax filings other than those required to be made by the Fund's custodian; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Fund's operations. During the fiscal period ended March 31, 2008, the Administrator earned $35,453 in administration fees.


     Citi also serves as transfer agent for the Fund pursuant to the Master Services Agreement. Pursuant to such Agreement, Citi, as the transfer agent, among other things, performs the following services in connection with the Fund's shareholders of record: maintenance of shareholder records for the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Fund on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials.

     In addition, Citi provides certain fund accounting services to the Fund pursuant to the Master Services Agreement. Under the Master Services Agreement. Citi maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

     Citi receives a fee from the Fund for its services provided under the Master Services Agreement and expenses assumed pursuant to the Master Services Agreement that is calculated daily and paid periodically based upon the amount of the Fund's average daily net assets and it also receives specific fees for individual services performed under the Agreement.

     Unless sooner terminated as provided therein, the Master Services Agreement's term expires after three years. The Master Services Agreement thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party. The Master Services Agreement is terminable with respect to the Fund only upon mutual agreement of the parties to the Agreement and for cause (as defined in the Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

     The Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Master Services Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by Citi of its obligations and duties thereunder.

Under a Compliance Services Agreement between the Trust and Citi, Citi makes a Citi employee available to serve as the Trust's Chief Compliance Officer. Under the Compliance Services Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the Chief Compliance Officer, developing standards for reports to the Board by Citi and other Service Providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of Fund service providers. The Compliance Services Agreement also covers arrangements under which Citi employees serve the Trust in certain other officer capacities, which may include the Chief Financial Officer. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

DISTRIBUTOR

     Foreside Distribution Services, L.P. ("Foreside") serves as agent for the Fund in the distribution of its Shares pursuant to a Distribution Agreement dated as of September 4, 2007 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to the Fund, such continuance is approved at least annually by (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. Foreside continually distributes shares of the Fund on a best efforts basis. Foreside has no obligation to sell any specific quantity of Fund shares.

     In its capacity as Distributor, Foreside enters into selling agreements with intermediaries that solicit orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. Foreside receives annual compensation of $20,000 under the Distribution Agreement with the Group. Foreside has entered into a Distribution Services Agreement with the Adviser in connection with Foreside's services as distributor of the Fund pursuant to which the Adviser undertakes to pay Foreside amounts owed to Foreside under the terms of the Distribution Agreement to the extent that the Fund is not otherwise authorized to make such payments.

CUSTODIAN

     Union Bank of California (the "Custodian"), has been selected to serve as the Fund's custodian pursuant to the Custody Agreement. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

Shareholder Services Agreements

     The Fund has authorized certain financial intermediaries to accept purchase and redemption orders on its behalf. The Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

     The Fund may enter into Shareholder Services Agreements pursuant to which the Fund is authorized to make payments to certain entities which may include investment advisers, banks, trust companies and other types of organizations ("Authorized Service Providers") for providing administrative services with respect to shares of the Fund attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, the Fund is authorized to pay an Authorized Service Provider (which include affiliates of the Fund) a shareholder services fee which may be based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship, on a fixed dollar amount for each account serviced by the Authorized Service Provider, or some combination of each of those methods of calculation. Among the types of shareholder services that may be compensated under the Agreements are: (1) answering customer inquiries of a general nature regarding the Fund; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Fund shares; (4) assisting the Fund in establishing and maintaining shareholder accounts and records; (5) assisting customers in changing account options, account designations and account addresses; (6) sub-accounting for all Fund share transactions at the shareholder level; (7) crediting distributions from the Fund to shareholder accounts; (8) determining amounts to be reinvested in the Fund; and (9) providing such other administrative services as may be reasonably requested and which are deemed necessary and beneficial to the shareholders of the Fund. The Adviser may pay a portion of this fee at its own expense and out of its bona fide profits.

PAYMENT OF ADDITIONAL CASH COMPENSATION

     On occasion, the Adviser or the Distributor may make payments out of their respective resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Fund, to financial intermediaries as incentives to market the Fund, to cooperate with the Adviser's promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as "additional cash compensation" and are in addition to the payments to financial intermediaries as discussed in above. The payments are made pursuant to agreements between financial intermediaries and the Adviser or Distributor and do not affect the price investors pay to purchase shares of a Fund, the amount a Fund will receive as proceeds from such sales and other the expenses paid by a Fund.

     Additional cash compensation payments may be used to pay financial intermediaries for: (a) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as "platform access fees"); (b) program support, such as expenses related to including the Fund in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (c) placement by a financial intermediary on its offered, preferred, or recommended fund list; (d) marketing support, such as providing representatives of the Adviser or Distributor access to sales meetings, sales representatives and management representatives; (e) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Fund and shareholder financial planning needs; (f) providing shareholder and administrative services; and (g) providing other distribution-related or asset retention services.

     Additional cash compensation payments generally are structured as basis point payments on gross or net sales or, in the case of platform access fees, fixed dollar amounts.

     The Adviser, the Distributor and their affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (a) occasional gifts; (b) occasional meals, tickets or other entertainment; and/or (c) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The independent registered public accounting firm of Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100 Westlake, OH 44145, performs an annual audit of the Fund's financial statements and provides other related services. Reports of their activities are provided to the Group's Board of Trustees.

LEGAL COUNSEL

     Thompson Hine LLP, 10 West Broad Street, Suite 700, Columbus, Ohio 43215, is counsel to the Group.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

     The Group is a Massachusetts business trust organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

     As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

ADDITIONAL TAX INFORMATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     The Fund is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Code, for so long as such qualification is in the best interest of the Fund's shareholders. To qualify as a regulated investment company, the Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

     A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

     Although the Fund expects to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of its federal income tax liability, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

     It is expected that the Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

     The excess of net long-term capital gains over short-term capital losses realized and distributed by the Fund and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. The Code generally provides through 2010 for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualified dividend income. The rate reductions do not apply to corporate taxpayers. The Fund may separately designate distributions of any long-term capital gains or qualified dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualified dividends in order to obtain the benefit of the lower rate. Distributions resulting from the Fund's investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment company are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends.

     Any net capital loss realized by the Fund may be carried forward and will be available to offset future net capital gains, if any, for a period of eight years to the extent provided by the Treasury regulations. To the extent that this carryforward is used to offset future capital gains, it is probable that these gains so offset will not be distributed to shareholders.

     Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. The Fund may designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction. Foreign taxes may be imposed on the Fund by foreign countries with respect to its income from foreign securities, if any. It is expected that, because less than 50% in value of the Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. Any such taxes will be taken as a deduction by such Fund.

     The Fund may be required by federal law to withhold and remit to the U.S. Treasury 28% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Fund by the Shareholder, if such Shareholder (1) fails to furnish the Group with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

     Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

     Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

     Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

     Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Constructive Sales. Certain Code provisions may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

     Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

     Passive Foreign Investment Companies. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that is available in some circumstances, the Fund would include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another available election the Fund's PFIC shares at the end of each taxable year would be marked to market, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

PERFORMANCE CALCULATIONS

     Yield and Total Return Calculations

     Yield Calculations. Yields of the Fund will be computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                 a - b
                      Yield = 2 (----- + 1) to the 6th power - 1
                                   cd

               Where: a = dividends and interest earned during the period.

                      b = expenses accrued for the period (net of
                          reimbursements).

                      c = the average daily number of Shares outstanding during
                          the period that were entitled to receive dividends.

                      d = maximum offering price per Share on the last day of
                          the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

     Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

     During any given 30-day period, the Adviser or Administrator may voluntarily waive all or a portion of its fees with respect to the Fund. Such waiver would cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

     Total Return Calculations. Average annual total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

     The Fund computes its average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                           ERV
                      Average Annual Total Return = (---) 1/n - 1
                                                            P

Where:                   ERV = ending redeemable value at the end of the period
                               covered by the computation of a hypothetical
                               $1,000 payment made at the beginning of the period.

                         p   = hypothetical initial payment of $1,000.

                         n   = period covered by the computation, expressed in
                               terms of years.

     The Fund computes its aggregate total returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                      ERV
                      Aggregate Total Return = (---) 1/n - 1
                                                       P

Where:                   ERV = ending redeemable value at the end of the
                               period covered by the computation of a
                               hypothetical $1,000 payment made at the beginning of the period.

                         p   = hypothetical initial payment of $1,000.

     The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

     The Fund computes its average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                       ATVD
Average Annual Total Return After Taxes = [---- to the 1/nth power -1] (after
         taxes on distributions)                         P

Where:              P    =  a hypothetical initial payment of $1,000.

                    n    =  number of years.

                    ATVD = ending value of a hypothetical $1,000 payment made
                           at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

     The Fund computes its average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                            ATVDR
Average Annual Total Return After Taxes = [(-----) to the 1/nth power -1]

(after taxes on distributions and redemptions)              P

Where:              P     = a hypothetical initial payment of $1,000.

                    n     = number of years.

                    ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PERFORMANCE COMPARISONS


     Investors may analyze the performance results of the Fund by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Fund may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other banking institutions.


     From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to Shareholders:
(1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

     Current yields or total return will fluctuate from time to time and are not necessarily representative of future results. Accordingly, the Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of the Fund's quality, composition and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by the Adviser or its affiliated or correspondent banks for cash management services will reduce the Fund's effective yield and total return to Customers.


PROXY VOTING

     The Board of Trustees of the Group has adopted a proxy voting policy and procedure (the "Group Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

     The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Adviser or any of its affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30th of each year will be available (1) without charge, upon request, by calling 1-866-343-9178, and (2) on the Fund's Form N-PX on the Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

     The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Fund's portfolio securities. A complete list of the Fund's portfolio holdings is made publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. As a general matter, in order to protect the confidentiality of the Fund's portfolio holdings, no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party except: (1) to service providers that require such information in the course of performing their duties (such as the Fund's custodian, fund accountants, investment adviser, administrator, independent registered public accounting firm, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality; (2) in marketing materials, provided that the information regarding the portfolio holdings contained therein is at least fifteen days old; or (3) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, and (2) to third-party vendors, such as Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement, or where the Board of Trustees has determined that the polices of the recipient are adequate to protect the information that is disclosed. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement. Such disclosures must be authorized by the President or Chief Compliance Officer of the Adviser and shall be reported periodically to the Board.

     Neither the Fund nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any exceptions to the policies and procedures may only be made by the consent of a majority of the Board of Trustees upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Fund. Any amendments to these policies and procedures must be approved and adopted by the Board of Trustees. The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the policies and procedures, as necessary.

MISCELLANEOUS

     Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Group entitled to vote may cause the Trustees to call a special meeting. However, the Group has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Group entitled to vote. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

     The Group is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

     The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

     The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS


     Financial statements for The Coventry Group with respect to the Fund, since commencement of its operations on October 22, 2007, through March 31, 2008, including notes thereto and the report thereon of Cohen Fund Audit Services, Ltd. (the Fund's independent registered public accounting firm) are incorporated by reference from The Coventry Group's 2008 Annual Report filed on Form N-CSR. A copy of the report delivered with this SAI should be retained for future reference.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

                (a) (1) Declaration of Trust is incorporated by reference to Exhibit (a)(1) to Registrant's initial Registration Statement filed with the Securities and Exchange Commission ("SEC") on Form N-1A on January 8, 1992

                (a) (2) Establishment and Designation of Series of Shares GendeX Fund is incorporated by reference to Exhibit
                            (a)(2) to Registrants Post-Effective Amendment No. 124 to its Registration Statement filed with the SEC on Form N-1A on July 11, 2007.

                (b)         By-Laws are incorporated by reference to Exhibit
                            (b)(1) to Registrant's Post-Effective Amendment No. 2 to its Registration Statement filed with the SEC on Form N-1A on September 4, 1992

                (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a)(1) hereto, define the rights of holders of Shares


                (d) Investment Advisory Agreement between Registrant and Thrasher Capital Management, LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 128 to its Registration Statement filed with the SEC on Form N-1A on September 21, 2007.




                (e) (1) Distribution Agreement between Registrant and Foreside Distribution Services, L.P. is incorporated by reference to Registrant's Post-Effective Amendment No. 128 to its Registration Statement filed with the SEC on Form N-1A on September 21, 2007.




                (e) (2) Distribution Services Agreement between Thrasher Capital Management, LLC and Foreside Distribution Services, L.P. is incorporated by reference to Registrant's Post-Effective Amendment No. 128 to its Registration Statement filed with the SEC on Form N-1A on September 21, 2007.




                (e) (3) Form of Dealer and Selling Group Agreements are incorporated by reference to Registrant's Post-Effective Amendment No. 128 to its Registration Statement filed with the SEC on Form N-1A on September 21, 2007.



                (f)         Not Applicable


                (g) Form of Custody Agreement between Registrant and Union Bank of California, N.A. is incorporated by reference to Registrant's Post-Effective Amendment No. 128 to its Registration Statement filed with the SEC on Form N-1A on September 21, 2007.





                (h) (1)     Master Services Agreement between the
                            Registrant and Citi Fund Services Ohio, Inc. is filed herewith.




                (h) (2) Expense Limitation Agreement between the Registrant and Thrasher Capital Management, LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 128 to its Registration Statement filed with the SEC on Form N-1A on September 21, 2007.




                (h) (3) Amendment to Compliance Services Agreement between Registrant and Citi Fund Services Ohio, Inc. is filed herewith.




                (i)         Legal Consent is filed herewith.


                (j) Consent of Registered Independent Public Accounting Firm is filed herewith.

                (k)         Not Applicable

                (l)         Not Applicable

                (m)         Not Applicable

                (n)         Not Applicable

                (o)         Not Applicable


                (p) (1) (i) Code of Ethics of the Registrant is incorporated by reference to Exhibit (p)(1) to Registrant's
                            Post-Effective Amendment No. 103 to its Registration Statement filed with the SEC on Form N-1A on July 28,2004



                (p) (1) (ii)Supplemental Code of Ethics of Registrant-filed herewith.



                (p) (2) Code of Ethics of Foreside Distribution Services, L.P., is incorporated by reference to Registrant's Post-Effective Amendment No. 128 to its Registration Statement filed with the SEC on Form N-1A on September 21, 2007.




                (p) (3) Code of Ethics of Thrasher Capital Management, LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 128 to its Registration Statement filed with the SEC on Form N-1A on September 21, 2007.



                (q) Powers of Attorney are incorporated by reference to Exhibit (q) to Registrants Post-Effective Amendment No. 124 to its Registration Statement filed with the SEC on Form N-1A on July 11, 2007.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 25.          INDEMNIFICATION
                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph
                  (b)      below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                              Trust, a Series thereof, or the
                                              Shareholders by reason of a final
                                              adjudication by a court or other
                                              body before which a proceeding was
                                              brought
                           that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter

                  (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
                  (a) Thrasher Capital Management, LLC, New York, New York, is the investment adviser for the Fund. The business and other connections of Thrasher Capital Management, LLC are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Thrasher Capital Management, LLC as currently filed with the SEC which is incorporated by reference herein.

ITEM 27.          PRINCIPAL UNDERWRITER


                  (a) Foreside Distribution Services, L.P. ("Foreside" or the "Distributor") acts as principal underwriter for the following investment companies;



                  American Independence Funds Trust
                  The Bjurman, Barry Funds
                  Capital One Funds
                  Commonwealth International Series Trust
                  The Coventry Group
                  Coventry Funds Trust
                  First Focus Funds, Inc.
                  Greenwich Advisors Trust
                  HSBC Advisor Funds Trust
                  HSBC Investor Funds
                  Lou Holland Trust
                  Pacific Capital Funds (including CATS and Hawaiian Trust) RMR Series Trust
                  RidgeWorth Funds
                  RidgeWorth Variable Trust
                  STI Classic Funds
                  STI Classic Variable Trust
                  The Thirty-Eight Hundred Fund
                  Unified Series Trust
                  Vintage Mutual Funds, Inc.



                  Foreside is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. Foreside's main address is 10 High St. 15TH FLOOR, Boston, Massachusetts 02110.



                  (b) Information about Directors and Officers of Foreside is as follows:




       NAME                         ADDRESS                                 POSITION
------------------    -----------------------------------   -----------------------------------------
Mark S. Redman        690 Taylor Road                       President and Director
                      Suite 150
                      Gahanna, OH 43230

Elliott Dobin         10 High St., Boston,                  Secretary
                      MA 02110

Wayne A. Rose         690 Taylor Road                       Assistant Compliance Officer
                      Suite 150
                      Gahanna, OH 43230

Linda C. Carley       10 High St, Boston,                   Chief Compliance Officer
                      MA 02110

James E. (Ed) Pike    690 Taylor Road                       Financial and Operations Principal
                      Suite 150
                      Gahanna, OH 43230

Richard C. Berthy     Two Portland Square,                  Treasurer, Assistant Secretary
                      Portland, ME 04101                    and Director





                   (c) Not Applicable

                  (b) Information about Directors and Officers of Foreside is as follows:

Name                   Position with Underwriter
----------------       ---------------------------------------------------------
Brian K. Bey           President and Director
Elliott Dobin          Secretary
Andrew H. Byer         Chief Compliance Officer
Wayne A. Rose          Assistant Chief Compliance Officer
James E. Pike          Financial and Operations Principal

                  (c)      Not Applicable


ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS


                  (a) In connection with the Fund, the accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Thrasher Capital Management, LLC 419 Lafayette Street 2nd Floor, New York, New York 10003 (records relating to its function as investment adviser for the Fund); Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as general manager and administrator), Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent) Foreside Distribution Services, L.P. 10 High Street, 15th Floor, Boston, MA 02110 (records relating to its function as distributor) and Union Bank of California, N.A., 350 California Street, 6th Floor, Institutional Custody Services, San Francisco, CA 94104 (records relating to its function as custodian).


ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS

                  None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 131 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus in the State of Ohio on the 25th day of July, 2008.


                                        THE COVENTRY GROUP


                                        By: /s/ David Bunstine
                                            ------------------------------------
                                            David Bunstine
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                               Title                                Date
---------                               -----                                ----

/s/ Walter B. Grimm                     Trustee                              July 25, 2008
-------------------------------------
Walter B. Grimm*

/s/ Diane E. Armstrong                  Trustee                              July 25, 2008
-------------------------------------
Diane E. Armstrong*

/s/ Maurice G. Stark                    Trustee                              July 25, 2008
-------------------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk              Trustee                              July 25, 2008
-------------------------------------
Michael M. Van Buskirk*

/s/ James H. Woodward                   Trustee                              July 25, 2008
-------------------------------------
James H. Woodward*

/s/ David Bunstine                      President (Principal Executive       July 25, 2008
-------------------------------------   Officer)
David Bunstine

/s/ Robert W. Silva                     Treasurer (Principal Financial and   July 25, 2008
-------------------------------------   Accounting Officer)
Robert W. Silva


/s/ Michael V. Wible
-------------------------------------
Michael V. Wible, as attorney-in-fact

* Pursuant to power of attorney filed with Post-Effective Amendment No. 124 on July 11, 2007.

Exhibits

(h)(1)    Master Services Agreement.
(h)(3)    Amendment to Compliance Services Agreement.

(i)       Consent of Counsel

(j)       Consent of Registered Independent Public Accounting Firm.






(p)(1)(ii) Supplemental Code of Ethics